General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of General And Administrative Expenses Abstract
Professional fees	$ 496,253	$ 444,289
Wages and benefits	376,500	573,717
Travelling expenses	20,334	27,594
Depreciation of property and equipment	75,164	28,797
Depreciation of right of use assets	115,505	71,226
Meals and entertainment	31,641	11,410
Share-based compensation		1,468,800
Office expenses	16,684	15,458
Insurance costs	155,915	92,736
Other	170,127	5,626
General and administrative total	$ 1,458,123	$ 2,739,653